Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Financial Assets [Abstract]
Summary of Other Financial Assets
Other financial assets consisted of the following:

Financial assets - Total	As of
(in € thousands)	2019/12/31	2020/12/31	2021/12/31
Equity investments	—	—	3,133
Loans	307	352	388
Deposits and guarantees	396	418	397
Liquidity contract	1,023	688	513
TOTAL	1,727	1,458	4,431

Financial assets - Current	As of
(in € thousands)	2019/12/31	2020/12/31	2021/12/31
Loans	—	—	—
Deposits and guarantees	—	—	—
Liquidity contract	—	—	—
TOTAL	—	—	—

Financial assets - Non current	As of
(in € thousands)	2019/12/31	2020/12/31	2021/12/31
Equity investments	—	—	3,133
Loans	307	352	388
Deposits and guarantees	396	418	397
Liquidity contract	1,023	688	513
TOTAL	1,727	1,458	4,431

Financial assets - Variations	As of	Increase	Decrease	As of
(in € thousands)	31/12/2020			31/12/2021
Equity investments	—	3,133	—	3,133
Loans	352	36	—	388
Deposits and guarantees	418	107	(128)	397
Liquidity contract	688	0	(175)	513
TOTAL	1,458	3,276	(303)	4,431